Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue by Type of Good or Service

Revenue by type of good or service (in thousands)

	2019	2020	2021
Digital Platform Services third-party revenue	$496,040	$637,568	$845,941
Digital Platform Services first-party revenue	205,206	395,588	539,737
Digital Platform Services Revenue	701,246	1,033,156	1,385,678
Digital Platform Fulfilment Revenue	127,960	213,228	332,504
Brand Platform Revenue	164,210	390,014	467,505
In-Store Revenue	27,621	37,524	70,921
Total Revenue	$1,021,037	$1,673,922	$2,256,608